Convertible Notes Payable (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Total convertible notes payable before discount	$ 20,000	$ 4,450,000	$ 4,450,000
Less unamortized discounts and debt issuance costs	0	(394,878)	(508,863)
Total convertible notes payable	20,000	4,055,122	3,941,137
Less current portion	0	0	(990,000)
Convertible notes payable, net of current portion	20,000	4,055,122	2,951,137
Secured Convertible Promissory Notes [Member]
Total convertible notes payable before discount	20,000	990,000	990,000
Unsecured Convertible Promissory Notes [Member]
Total convertible notes payable before discount	0	860,000	860,000
Unsecured Convertible Promissory Notes One [Member]
Total convertible notes payable before discount	$ 0	$ 2,600,000	$ 2,600,000